Document and Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2023
Current Fiscal Year End Date	--03-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41433
Entity Registrant Name	WARRANTEE INC.
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	1103, Kitahama Craft
Entity Address, Address Line Two	2-4-1 Doshomachi, Chuo-ku
Entity Address, City or Town	Osaka City
Entity Address, Postal Zip Code	541-0045
Entity Address, Country	JP
Entity Common Stock, Shares Outstanding	22,404,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Entity Central Index Key	0001900564
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing onecommon share
Trading Symbol	WRNT
Security Exchange Name	NASDAQ
Common shares
Document and Entity Information
Title of 12(b) Security	Common shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact
Document and Entity Information
Entity Address, Address Line One	1103, Kitahama Craft
Entity Address, Address Line Two	2-4-1 Doshomachi, Chuo-ku
Entity Address, City or Town	Osaka City
Entity Address, Postal Zip Code	541-0045
Entity Address, Country	JP
Contact Personnel Name	Yusuke Shono
City Area Code	81
Local Phone Number	6227-8775
Contact Personnel Email Address	y.shouno@warrantee.co.jp